Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net (loss) income	$ (89,175)	$ 4,850,069
Adjustments to reconcile net income to net cash used in operating activities:
Unrealized and realized gains on investments held in the Trust Account	(706,126)	(290,004)
Change in fair value of notes payable - sponsor	107,860	(4,967,129)
Prepaid expenses	31,301	78,750
Income taxes payable	(236,334)
Deferred income taxes	53,770
Accounts payable and accrued expenses	216,514	(94,604)
Net Cash Used In Operating Activities	(622,190)	(422,917)
Cash Flows From Investing Activities:
Cash deposited into the Trust	(691,701)	(1,730,972)
Cash withdrawn from Trust for redemptions	26,538,036
Cash withdrawn from Trust for taxes	823,798
Net Cash Used In Investing Activities	26,670,133	(1,730,972)
Cash Flows From Financing Activities:
Cash paid for redemptions	(26,538,036)
Proceeds from Note payable - sponsor	809,238	1,730,972
Net Cash Provided By Investing Activities	(25,728,798)	1,730,972
Net change in cash and restricted cash	319,145	(422,917)
Cash and restricted cash at beginning of period	67,022	475,500
Cash and restricted cash at end of period	386,167	52,583
Supplemental disclosure of non-cash financing activities:
Excise tax on redemptions of Class A common stock subject to possible redemption	265,380
Remeasurement of Class A common stock subject to possible redemption	1,189,805	$ 1,730,972
Due to Trust	261,900
Finance costs of shares to be issued under non-redmeption agreements	$ 879,900